Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Components of Third-Party Debt
The components of the Company’s third-party debt consist of the following (in thousands):

	September 30, 2024	December 31, 2023
Fortress Term Loan	$—	$43,100
RTW Convertible Notes	49,320	—

Total principal amount of debt	49,320	43,100

Change in fair value	(13,230)	—
Plus: Accretion	—	148
Less: current portion of long-term debt, net of discounts	—	(38,643)
Less: unamortized deferred financing costs and debt discounts	—	(4,605)

Long-term debt, net of current portion and discounts	$36,090	$—

The components of the Company’s third-party debt consisted of the following (in thousands):

	December 31,
	2023	2022
Fortress Term Loan	$43,100	$—
2021 Term Loan	—	55,000
Convertible Notes	—	3,103

Total principal amounts of debt	43,100	58,103

Plus: Accretion	148	213
Less: current portion of long-term debt, net of discounts	(38,643)	(53,360)
Less: unamortized deferred financing costs and debt discounts	(4,605)	(1,853)

Long-term debt, net of current portion and discounts	$—	$3,103

Schedule of Future Maturities of the Term Loan Facility
Scheduled future maturities of the Fortress Term Loan for years subsequent to December 31, 2023 are as follows (in thousands):

December 31, 2024	—
December 31, 2025	—
December 31, 2026	8,979
December 31, 2027	34,121

$43,100